Catalyst Hedged Commodity Strategy Fund
Catalyst Hedged Commodity Strategy Fund

MUTUAL FUND SERIES TRUST

Catalyst Hedged Commodity Strategy Fund
Class A: CFHAX Class C: CFHCX Class I: CFHIX

April 6, 2018

The information in this Supplement amends certain information contained in the

Prospectus and Summary Prospectus for the Fund, dated November 1, 2017.

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The Average Annual Total Returns table under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns

(for the periods ended, December 31, 2016)

Class A	1 Year	Since inception (9/30/2015)
Return Before Taxes	(1.04)%	(1.35)%
Return After Taxes on Distributions	(1.53)%	(1.74)%
Return After Taxes on Distributions and Sale of Fund Shares	(0.58)%	(1.20)%
Class C
Return Before Taxes	4.27%	2.74%
Class I
Return Before Taxes	5.34%	3.74%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)	11.77%	0.01%

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Average Annual Total Returns (for the periods ended, December 31, 2016)
Average Annual Total Returns - Catalyst Hedged Commodity Strategy Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	(1.04%)	(1.35%)	Sep. 30, 2015
Class A | Return After Taxes on Distributions		(1.53%)	(1.74%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares		(0.58%)	(1.20%)
Class C	Return Before Taxes	4.27%	2.74%
Class I	Return Before Taxes	5.34%	3.74%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)		11.77%	0.01%